Commitments, contingent liabilities and legal proceedings - Indus Towers merger (Details) - Bharti Infratel and Indus Towers Merger € in Millions, shares in Millions, ₨ in Billions	Mar. 31, 2021 INR (₨) shares	Mar. 31, 2021 EUR (€) shares
Disclosure of contingent liabilities [line items]
Prepayment in cash	₨ 24.0	€ 279
Primary pledge shares owned | shares	190.7	190.7
Primary pledge value owned	₨ 47.0	€ 544
Secondary pledge value owned | €		1,200
Maximum liability cap	₨ 42.5	€ 495